Financial risk management and fair values - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jun. 30, 2019 HKD ($)	Jun. 30, 2019 CNY (¥)
Financial risk management and fair values [Line Items]
Cash held at a related party finance entity	[1]		¥ 740,733			¥ 223,548
Term deposits held by related party	[1]		204,000			¥ 1,387,094
Percentage of consolidated current assets					91.00%	91.00%
Annual budget for the aggregate amount deposit with Hailiang Finance				¥ 2,100,000
Borrowings, interest rate basis		10
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		¥ 0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period		0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period		0	0
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		¥ 0	¥ 0
Minimum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits		0.30%	0.35%
Maximum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits		2.10%	1.82%
China [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount						¥ 500
Hong Kong [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount | $					$ 500

[1]	As of June 30, 2018 and 2019, the Group has cash held at a related party finance entity of RMB740,733 and RMB223,548, respectively. During the year ended June 30, 2018, net amount of RMB679,018 were placed with Hailiang Finance. During the years ended June 30, 2017 and 2019, net amount of RMB109,998 and RMB517,185 were withdrawn from Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2017, 2018 and 2019, term deposits of RMB1,953,600, RMB204,000 and RMB4,709,697 were placed with Hailiang Finance, and RMB1,552,600, RMB401,000 and RMB3,526,603 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2018 and 2019, the Group has term deposits with maturities ranging from three months to one year amounting to RMB204,000 and RMB1,387,094 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2017, 2018 and 2019 amounted to RMB5,847, RMB11,464 and RMB24,313, respectively. Interest receivable as of June 30, 2018 and 2019 amounted to RMB1,038 and RMB4,916 respectively.